[THACHER PROFFITT LOGO]                              Thacher Proffitt & Wood LLP
                                                     Two World Financial Center
                                                     New York, NY  10281
                                                     (212) 912-7400

                                                     Fax: (212) 912-7751
                                                     www.tpw.com



March 24, 2006



BY EDGAR

Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C.  20549

Attention: Filing Desk

               Renaissance Mortgage Acceptance Corp.
               Registration Statement on Form S-3/A relating to Mortgage Pass-Through Certificates and Mortgage-Backed Notes, to be combined with Registration STATEMENT NO. 333-122940 PURSUANT TO RULE 429

Ladies and Gentlemen:

        On behalf of Renaissance Mortgage Acceptance Corp. (the "Registrant"), we have caused to be filed with you electronically under EDGAR, the captioned registration statement on Form S-3/A. In addition, we have been advised that payment of the filing fee, in the amount of $107.00 was previously paid to you.

        The objective of the above-captioned Registration Statement is to respond to the SEC Comment Letter to Renaissance Mortgage Acceptance Corp. dated March 8, 2006. These comments and our corresponding responses may be found below. Please do not hesitate to contact us with any questions you may have.

                                     GENERAL

1. Please confirm that the depositor or any issuing entity previously established, directly or indirectly, by the depositor or any affiliate of the depositor has been current and timely with Exchange Act reporting during the last twelve months with respect to asset-backed securities involving the same asset class. Please refer to General Instruction I.A.4. of Form S-3. Also, please provide us with the CIK codes for any affiliate of the depositor that has offered a class of asset-backed securities involving the same asset class as this offering.

        WE CONFIRM THAT THE DEPOSITOR HAS BEEN CURRENT AND TIMELY WITH EXCHANGE ACT REPORTING DURING THE PAST TWELVE MONTHS.

2. Please confirm that all material terms to be included in the finalized agreements will also be disclosed in the final Rule 424(b) prospectus, or that finalized agreements will be filed simultaneously with or prior to the final prospectus. Refer to Item 1100(f) of Regulation AB.

        WE CONFIRM THAT ALL MATERIAL TERMS OF THE OPERATIVE AGREEMENTS FOR A TAKEDOWN WILL BE DISCLOSED IN THE FINAL RULE 424(B) PROSPECTUS SUPPLEMENT AND FINAL VERSIONS OF SUCH OPERATIVE AGREEMENTS WILL BE FILED AS SOON AS PRACTICABLE FOLLOWING THE CLOSING DATE.

3. Please also confirm that you will file unqualified legal and tax opinions at the time of each takedown.

        WE CONFIRM THAT WE WILL FILE UNQUALIFIED LEGAL AND TAX OPINIONS AT THE TIME OF EACH TAKEDOWN.

4. Please note that a takedown off of a shelf that involves assets, structural features, credit enhancement or other features that were not described in the base prospectus will usually require either a new registration statement, if to include additional assets, or a post-effective amendment. Refer to Rule 409 of the Securities Act, which requires that the registration statement be complete at the time of effectiveness, except for information that is not known or reasonably available. Please confirm for us that the base prospectus includes all assets, credit enhancements or other structural features reasonably contemplated to be included in an actual takedown.

        WE CONFIRM THAT THE BASE PROSPECTUS INCLUDES ALL ASSETS, CREDIT ENHANCEMENTS AND OTHER STRUCTURAL FEATURES REASONABLY CONTEMPLATED TO BE INCLUDED IN AN ACTUAL TAKEDOWN.

5. We suggest explicitly incorporating the Annexes into the text to remove any misunderstanding that they are not part of the prospectus or supplement.

        PLEASE REFER TO THE UPDATED DISCLOSURE ON PAGE S-4 OF PROSPECTUS SUPPLEMENT 1 AND PAGE S-5 OF PROSPECTUS SUPPLEMENT 2.

6. We note that your base prospectus indicates that the trusts may include private securities. However, your prospectus supplement does not contemplate a pool that includes such securities. Please refer to
        Section III.A.3(b) of SEC Release No. 33-8518 and tell us why you have not provided us with a form of prospectus supplement that outlines the format of deal-specific information regarding any offerings of securities backed by pools of the securities to which you refer in the base prospectus.

        PLEASE NOTE THAT WE HAVE REMOVED THE SECTION RELATING TO PRIVATE SECURITIES FROM THE BASE. PLEASE REFER TO THE REVISED DISCLOSURE ON PAGE 22.

                            PROSPECTUS SUPPLEMENT 1

                                   COVER PAGE

7. Please revise the second sentence in the box on the cover page to accurately reflect the language under Item 1102(d) of Regulation AB, including a statement that the certificates are obligations of only the "issuing entity," rather than the trust.

        PLEASE REFER TO THE REVISED DISCLOSURE ON THE COVER PAGE.

8. Please identify the distribution frequency and first expected distribution date for the Notes. Refer to Item 1102(g) of Regulation AB.

        PLEASE REFER TO THE REVISED DISCLOSURE ON THE COVER PAGE.

                                SUMMARY, PAGE S-3

9. It appears to us that Delta Funding Corporation may be considered an originator. Please revise or advise. Refer to Item 1103(a)(1) of Regulation AB.

        PLEASE REFER TO THE DELTA FUNDING DISCLOSURE IN THE BASE PROSPECTUS BEGINNING ON PAGE S-4.

10. Please list the sponsor here as well. Consider using bracketed language. Refer to Item 1103(a)(1) of Regulation AB.

        PLEASE REFER TO THE REVISED DISCLOSURE ON PAGE S-4.

11. Please provide a brief summary or graphic illustration of the flow of funds, payment priorities and allocations, including any subordination features, to assist investors understand the payment flow on all classes of issued notes. Refer to Item 1103(a)(3)(vi) of Regulation AB.

        WE WILL CONSIDER ADDING A DIAGRAM TO THE PROSPECTUS SUPPLEMENT IF WE FEEL SUCH DIAGRAM WILL MATERIALLY BENEFIT AN INVESTORS UNDERSTANDING OF THE TRANSACTION. PLEASE ALSO REFER TO THE REVISED DISCLOSURE ON PAGE S-7.

12. Please expand to summarize the flow of funds, payment priorities and allocations among the classes of securities offered, the classes of securities that are not offered, and the fees and expenses, to the extent necessary to understand the payment characteristics of the classes that are offered by the prospectus. Refer to Item 1103(a)(vi) of Regulation AB.

        PLEASE REFER TO THE REVISED DISCLOSURE ON PAGE S-7.

                             DESIGNATIONS, PAGE S-5

13. It appears on the cover page that there are only 2 classes of offered certificates, but here it appears that there will be 4 classes. Please revise or advise.

        PLEASE REFER TO THE REVISED DISCLOSURE ON PAGE S-5.

                          CREDIT ENHANCEMENT, PAGE S-7

14. Please summarize of how losses not covered by enhancements/support will be allocated to the certificates.

        PLEASE REFER TO THE REVISED DISCLOSURE ON PAGE S-9.

15. Please revise your disclosure under "Group I Interest Rate Cap Agreement" to identify the interest rate cap provider. Refer to Item 1103(a)(3)(ix) of Regulation AB.

        PLEASE NOTE THAT WE HAVE ALREADY DISCLOSED THE CAP PROVIDER IN THE SUMMARY ON PAGE S-4 WHERE WE DESCRIBE ALL RELEVANT TRANSACTION PARTIES.

                         LEGAL ACTION PENDING, PAGE S-17

16. Please confirm you will disclose any legal proceedings pending against the sponsor, depositor, trustee, issuing entity, servicer, originator or other party that is material to the certificate holders. Refer to Item 1117 of Regulation AB.

        WE CONFIRM THAT WE WILL DISCLOSE ANY RELEVANT LEGAL PROCEEDINGS PENDING AGAINST THE SPONSOR, DEPOSITOR, TRUSTEE, ISSUING ENTITY, SERVICER, ORIGINATOR OR OTHER TRANSACTION PARTY THAT WOULD BE DEEMED MATERIAL TO CERTIFICATEHOLDERS IN ACCORDANCE WITH ITEM 1117 OF REGULATION AB. PLEASE REFER TO THE REVISED DISCLOSURE ON PAGE S-18.

     AFFILIATIONS, CERTAIN RELATIONSHIPS AND RELATED TRANSACTIONS, PAGE S-17

17. Please provide bracketed disclosure to indicate the information you will provide under Item 1119(a) of Regulation AB.

        PLEASE REFER TO THE REVISED DISCLOSURE ON PAGE S-18.

              FORM OF REPORTS TO THE CERTIFICATEHOLDERS, PAGE S-62

18. Refer to the third to last paragraph in this section. Please delete the disclaimer regarding third party information.

        PLEASE REFER TO THE REVISED DISCLOSURE ON PAGE S-65.

                             THE SERVICER, PAGE S-65

19. Please provide more detailed bracketed language on the disclosure you intend to provide for any servicer under Item 1108 of Regulation AB.

        PLEASE REFER TO THE REVISED DISCLOSURE ON PAGE S-66.

                             PROSPECTUS SUPPLEMENT 2

                               SUMMARY, PAGE S-10

20. Please briefly disclose that you intend to use interest rate cap agreements as credit enhancement in the summary. Please also identify the cap provider in the summary and the discussion on page S-70.

        PLEASE REFER TO THE REVISED DISCLOSURE ON PAGES S-10 IN THE SUMMARY AND ON PAGE S-76.

                                 BASE PROSPECTUS

                                     GENERAL

21. Please include a separate table of contents for the base prospectus.

        PLEASE REFER TO THE TABLE OF CONTENTS WHICH HAS BEEN PROVIDED BEGINNING ON PAGE II.

22. Please include a risk factors section in the base prospectus.

        WE NOTE THAT BOTH PROSPECTUS SUPPLEMENTS FILED INCLUDE DISCUSSIONS OF VARIOUS RISK FACTORS. WE PLAN TO INCLUDE ANY RISK FACTORS WE SEE AS RELEVANT IN EACH PROSPECTUS SUPPLEMENT AND THEREFORE, DO NOT BELIEVE THAT IT IS NECESSARY TO INCLUDE SUCH IN THE BASE PROSPECTUS.

                               THE SELLER, PAGE 2

23. We note that you have identified Delta Funding Corporation and Renaissance REIT Investment Corp. as sellers in each of the prospectus supplements. We also note that your disclosure on page 2 of the prospectus that seller may be Renaissance REIT Investment Corp. or another entity identified in the applicable prospectus supplement. Please clarify whether you mean to identify Delta Funding Corporation as the other seller. Please also provide information on seller's relevant experience and roles and responsibilities in the securitization. Refer to Item 1104(c) and (d) of Regulation AB.

        WE CONFIRM THAT THE OTHER SELLER WILL BE DELTA FUNDING CORPORATION. PLEASE ALSO REFER TO THE REVISED DISCLOSURE ON PAGE 4.

                          PAYMENTS OF INTEREST, PAGE 14

24. Please confirm to us that in no eventuality will you use an index which is not an index of interest rates for debt, e.g. a commodities or stock index, for payments of interest on the securities.

        WE CONFIRM THAT WE WILL NOT USE AN INDEX WHICH IS NOT AN INDEX OF INTEREST RATES FOR DEBT SUCH AS A COMMODITIES OR STOCK INDEX, FOR PAYMENTS OF INTEREST ON THE SECURITIES.

                               THE LOANS, PAGE 17

25. Please confirm to us that in no eventuality will the loans use an index which is not an index of interest rates for debt.

        WE CONFIRM THAT IN NO EVENTUALITY WILL THE LOANS USE AN INDEX WHICH IS NOT AN INDEX OF INTEREST RATES FOR DEBT.

                           PRIVATE SECURITIES, PAGE 19

26. Refer to the fifth paragraph. Please delete your reference to "other types of credit support" and specify the types of credit support contemplated. Confirm that any credit support will be limited to that permissible under Item 1114 and 1115 of Regulation AB.

        PLEASE REFER TO THE REVISED DISCLOSURE ON PAGE 22. WE CONFIRM THAT THE CREDIT SUPPORT CONTEMPLATED WILL BE LIMITED TO THOSE FORMS OF CREDIT SUPPORT PERMISSIBLE UNDER ITEM 1114 AND ITEM 1115 OF REGULATION AB.

                              ENHANCEMENT, PAGE 22

27. Please briefly describe all enhancements contemplated by the prospectus supplements and reasonably expected to be used in the base prospectus. For example, you disclose your intention to use excess interest in the prospectus supplements, but do not include a description in the base.

        PLEASE REFER TO THE REVISED DISCLOSURE ON PAGE 26.

28. Also, revise the last bullet point on page 23 to delete part of the sentence which reads "derivative products which may include" and instead, disclose all forms of credit enhancement and derivative products reasonably contemplated to be included in an actual takedown. Please note that Securities Act Rule 409 requires that the registration statement be complete at the time of effectiveness except for information that is not known or reasonably available. Please clarify that the swap agreements will be limited to interest rate or currency swaps or advise us how the anticipated swaps would meet the definition of asset-backed security.

        PLEASE REFER TO THE REVISED DISCLOSURE ON PAGE 26.

29. Please disclose, or provide bracketed language in the prospectus supplement, that the financial information for a credit enhancement provider will be provided if the entity is liable or contingently liable to provide payments representing 10% or more. Refer to Item 1114(b) of Regulation AB.

        PLEASE REFER TO THE REVISED DISCLOSURE ON PAGE S-76 OF PROSPECTUS SUPPLEMENT 2.

30. Similarly, please disclose, or provide bracketed language, regarding financial information if the aggregate significance percentage is 10% or more for a derivative. Refer to Item 1 115(b) of Regulation AB. Also disclose, or provide bracketed language, that there will be disclosure of whether the significance percentage of the derivative is less than 10%, at least 10% but less than 20%, or 20% or more. Refer to
        Item 1115(a)(4) and Introduction to Item 1115 of Regulation AB.

        PLEASE REFER TO OUR RESPONSE TO COMMENT 30 ABOVE.

                                     PART II

                              ITEM 17, UNDERTAKINGS

31. Please revise to include all of the language in proviso (B) of Item 512(a)(1) of Regulation S-K.

        Please include the undertakings required by Item 512(a)(5)(ii) of Regulation S-K.

        PLEASE REFER TO THE REVISED DISCLOSURE PROVIDED UNDER ITEM 17 OF PART
        II.



        If you require any additional information, please call the undersigned at (212) 912-7550.

                                            Very truly yours,



                                            Mark A. Russo